Tradr 2X Long USAR Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$10,309,393
TOTAL NET ASSETS — 100.0%	$10,309,393

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive
		Equity on					Premium	Unrealized
Counterparty	Description	Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Paid (Received)	Appreciation (Depreciation)
Clear Street	USA Rare Earth, Inc.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	2/17/2027	$1,463,180	$-	$(2,532,096)
Marex	USA Rare Earth, Inc.	Receive	7.13% (OBFR01* + 350bps)	At Maturity	3/9/2027	18,772,850	-	39,270
TOTAL EQUITY SWAP CONTRACTS								$(2,492,826)

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.